Average Annual Total Returns - AIG International Dividend Strategy Fund	Class A Past One Year	Class A Past Five Years	Class A Past Ten Years	Class A Since Inception	Class A Return After Taxes on Distributions Past One Year	Class A Return After Taxes on Distributions Past Five Years	Class A Return After Taxes on Distributions Past Ten Years	Class A Return After Taxes on Distributions Since Inception	Class A Return After Taxes on Distributions and Sale of Fund Shares Past One Year		Class A Return After Taxes on Distributions and Sale of Fund Shares Past Five Years		Class A Return After Taxes on Distributions and Sale of Fund Shares Past Ten Years		Class A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class C Past One Year	Class C Past Five Years	Class C Past Ten Years	Class C Since Inception	Class W Past One Year	Class W Past Five Years	Class W Past Ten Years	Class W Since Inception	Class W Inception Date	MSCI ACWI ex-U.S. Index (Net) Past One Year	MSCI ACWI ex-U.S. Index (Net) Past Five Years	MSCI ACWI ex-U.S. Index (Net) Past Ten Years	MSCI ACWI ex-U.S. Index (Net) Since Inception
Total	(9.74%)	1.77%	(2.46%)		(10.16%)	1.27%	(2.82%)		(5.34%)	[1]	1.53%	[1]	(1.58%)	[1]	[1]	(5.07%)	2.46%	(2.45%)		(3.99%)	3.21%		(0.36%)	Jan. 29, 2015	10.65%	8.93%	4.92%	6.20%

[1]	When the return after taxes on distributions and sale of Fund shares is higher than the before tax return, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.